Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information [Abstract]
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Central Index Key	0001333141
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Common Stock, Shares Outstanding	306,878,701
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q4
Amendment Flag	false